Research and Development Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Research and Development Expenses
Summary of research and development expenses

	Year Ended December 31,
	2024	2023	2022

	(in US$’000)
Clinical trial related costs	135,652	199,728	255,935
Personnel compensation and related costs	69,079	93,030	119,306
Other research and development expenses	7,378	9,243	11,652
	212,109	302,001	386,893